Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity	EQUITY
Accumulated Other Comprehensive Income (Loss)

AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Consolidated Statements of Operations and Comprehensive Income (Loss). Net unrealized investment gains (losses) are described in further detail in Note 2, Note 9 (Interest rate remeasurement of future policy benefits) and Note 11 (Gain (loss) from changes in non-performance risk on market risk benefits). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Interest Rate Remeasurement of Future Policy Benefits	Gain (Loss) from Changes in Non-Performance Risk on Market Risk Benefits	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2022	$(20,007)	$(1,474,475)	$119,368	$1,365,049	$(10,065)
Change in OCI before reclassifications	2,419	677,735	(60,978)	(659,927)	(40,751)
Amounts reclassified from AOCI	0	14,217	0	0	14,217
Income tax benefit (expense)	(497)	(145,255)	12,805	138,585	5,638
Balance, December 31, 2023	(18,085)	(927,778)	71,195	843,707	(30,961)
Change in OCI before reclassifications	(4,595)	(416,996)	58,676	(441,138)	(804,053)
Amounts reclassified from AOCI	0	81,903	0	0	81,903
Income tax benefit (expense)	739	70,169	(12,313)	92,639	151,234
Balance, December 31, 2024	(21,941)	(1,192,702)	117,558	495,208	(601,877)
Change in OCI before reclassifications	3,326	892,453	(40,022)	(185,092)	670,665
Amounts reclassified from AOCI	0	102,992	0	0	102,992
Income tax benefit (expense)	(1,277)	(208,922)	8,404	38,870	(162,925)
Balance, December 31, 2025	$(19,892)	$(406,179)	$85,940	$348,986	$8,855
(1)Includes cash flow hedges of $(133) million, $111 million, and $12 million as of December 31, 2025, 2024, and 2023, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Years Ended December 31,
	2025	2024	2023
	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$(20,578)	$85,491	$16,976
Net unrealized investment gains (losses) on available-for-sale securities	(82,414)	(167,394)	(31,193)
Total net unrealized investment gains (losses)(4)	(102,992)	(81,903)	(14,217)
Total reclassifications for the period	$(102,992)	$(81,903)	$(14,217)
(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 5 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on future policy benefits and policyholders’ account balances.
Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on available-for-sale fixed maturity securities and certain other invested assets and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of “Net income (loss)” for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to net unrealized investment gains (losses) on available-for-sale fixed maturity securities on which an allowance for credit losses has been recognized, and all other net unrealized investment gains (losses), are as follows:

	Net Unrealized Investment Gains (Losses) on Available-for-Sale Fixed Maturity Securities on Which an Allowance for Credit Losses has been Recognized	Net Unrealized Gains (Losses) on All Other Investments(1)	Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Reinsurance Payables	Income Tax Benefit (Expense)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2022	$4,371	$(2,161,026)	$(1,198,422)	$1,488,679	$391,923	$(1,474,475)
Net investment gains (losses) on investments arising during the period	(4,482)	744,727	0	0	(155,393)	584,852
Reclassification adjustment for (gains) losses included in net income	(265)	14,482	0	0	(2,984)	11,233
Reclassification due to allowance for credit losses recorded during the period	2,363	(2,363)	0	0	0	0
Impact of net unrealized investment (gains) losses	0	0	397,071	(459,581)	13,122	(49,388)
Balance, December 31, 2023	1,987	(1,404,180)	(801,351)	1,029,098	246,668	(927,778)
Net investment gains (losses) on investments arising during the period	(773)	(525,222)	0	0	110,227	(415,768)
Reclassification adjustment for (gains) losses included in net income	(175)	82,078	0	0	(17,164)	64,739
Reclassification due to allowance for credit losses recorded during the period	(146)	146	0	0	0	0
Impact of net unrealized investment (gains) losses	0	0	217,642	(108,643)	(22,894)	86,105
Balance, December 31, 2024	893	(1,847,178)	(583,709)	920,455	316,837	(1,192,702)
Net investment gains (losses) on investments arising during the period	(247)	1,029,138	0	0	(215,954)	812,937
Reclassification adjustment for (gains) losses included in net income	(2,361)	105,353	0	0	(21,617)	81,375
Reclassification due to allowance for credit losses recorded during the period	363	(363)	0	0	0	0
Impact of net unrealized investment (gains) losses	0	0	335,647	(472,085)	28,649	(107,789)
Balance, December 31, 2025	$(1,352)	$(713,050)	$(248,062)	$448,370	$107,915	$(406,179)
(1)Includes cash flow hedges. See Note 5 for information on cash flow hedges.
(2)"Other costs" primarily includes reinsurance recoverables and DRL.

Noncontrolling Interests
For certain subsidiaries, the Company owns a controlling interest that is less than 100% ownership of the subsidiary but must consolidate 100% of the subsidiary’s financial statements in accordance with U.S. GAAP. Noncontrolling interests represent the portion of equity ownership in a consolidated subsidiary that is not attributable to the Company.